RELINQUISHMENT AGREEMENT	12 Months Ended
Sep. 30, 2015
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RELINQUISHMENT AGREEMENT

NOTE 11—RELINQUISHMENT AGREEMENT:

In February 1998, the Authority and TCA entered into a relinquishment agreement (the “Relinquishment Agreement”). Effective January 1, 2000, the Relinquishment Agreement superseded a then-existing management agreement with TCA requiring, among other things, that the Authority make certain payments to TCA out of, and determined as a percentage of, Revenues, as defined under the Relinquishment Agreement, generated by Mohegan Sun over a 15-year period. The Authority, in accordance with authoritative guidance issued by the FASB pertaining to the accounting for contingencies, recorded a $549.1 million relinquishment liability at September 30, 1998 based on the estimated present value of its obligations under the Relinquishment Agreement. The Relinquishment Agreement expired on December 31, 2014. As of September 30, 2015, no amount was outstanding under the Relinquishment Agreement. As of September 30, 2014, the carrying amount of the relinquishment liability was $25.2 million. The decrease in the relinquishment liability during the fiscal year ended September 30, 2015 was due to $25.2 million in relinquishment payments and a $243,000 relinquishment liability reassessment credit. This reduction in the relinquishment liability was offset by $227,000 representing the accretion of discount to the relinquishment liability.

Relinquishment payments consisted of the following (in millions):

	For the Fiscal Years Ended
	September 30, 2015	September 30, 2014	September 30, 2013
Principal	$24.4	$46.6	$45.4
Accretion of discount	0.8	2.9	5.8

Total	$25.2	$49.5	$51.2

The accretion of discount to the relinquishment liability reflects the accretion of the discount to the present value of the relinquishment liability for the impact of the time value of money. As of September 30, 2015, no relinquishment payment was earned but unpaid. As of September 30, 2014, relinquishment payments earned but unpaid were $13.2 million.

The relinquishment liability reassessment credits of $243,000, $1.9 million and $249,000 for the fiscal years ended September 30, 2015, 2014 and 2013, respectively, resulted from reductions in Mohegan Sun revenues and revenue projections as of the end of each respective fiscal year compared to projections as of the end of the related prior fiscal year.